Investment in securities - Narrative (Details)	Dec. 31, 2020 security	Dec. 31, 2019 security position
Debt Securities, Available-for-sale [Line Items]
Debt securities, available-for-sale, unrealized loss position, number of positions	13	62
Debt securities, available-for-sale, securities in unrealized loss positions, percentage of portfolio fair value	5.90%	40.70%
Debt securities, available-for-sale, securities in unrealized loss positions, percentage of fair value of affected securities	0.70%	0.80%
US government and federal agencies
Debt Securities, Available-for-sale [Line Items]
Held-to-maturity, securities in unrealized loss positions, number of positions	3	6
Held-to-maturity, securities in unrealized loss positions, percentage of portfolio fair value	1.70%	4.30%
Held-to-maturity, securities in unrealized loss positions, percentage of fair value of affected securities	0.40%	0.50%
Residential mortgage-backed securities
Debt Securities, Available-for-sale [Line Items]
Debt securities, available-for-sale, unrealized loss position, number of positions	0	7